Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Reconciliation of Statutory U.S. Federal Tax Rate with Effective Tax Rate
A reconciliation of the statutory U.S. Federal Tax Rate to the Company’s effective tax rate is as follows:

	Year Ended December 31,
	2019	2018
U.S. statutory federal income tax rate	(21.0)%	(21.0)%
State income taxes, net of federal income tax benefit	(8.4)%	(7.6)%
Warrant adjustment	(7.2)%	(4.2)%
Permanent items	0.7%	0.6%
R&D credit	(0.6)%	(0.6)%
Change in valuation allowance	36.5%	32.7%
Change in federal rate impact	—	—
Other	—	0.1%

Effective income tax rate	0.0%	0.0%

Components of Deferred Tax Assets
The significant components of the Company’s deferred tax assets as of December 31, 2019 and 2018 are as follows (in thousands):

	December 31,
	2019	2018
Net operating loss carryforwards	$31,637	$23,582
Research and development credits	798	649
Lease liability	881	—
Accrued expenses	173	209
License payments	561	612
Stock based compensation	2,004	1,383
Other – net	101	138
Deferred tax asset	36,155	26,573

Valuation allowance	(35,389)	(26,536)
Net deferred tax asset	$766	$37

Right of use assets	$(742)	$—

Property and equipment	(24)	(37)

Net deferred tax liability	$(766)	$—

Net deferred tax asset and liability	$—	$—